Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Stone Ridge Trust

In planning and performing our audits of the financial statements of Stone Ridge Trust (the “Trust”) (constituting the Funds listed in Appendix A (collectively referred to as the “Funds”)) as of and for the periods ended December 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and
(3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2024.

This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Minneapolis, Minnesota
February 28, 2025

 Appendix A

Funds constituting the Stone Ridge Trust
LifeX 2048 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1948F)
LifeX 2048 Longevity Income ETF (formerly LifeX Income Fund 1948F)
LifeX 2049 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1949F)
LifeX 2049 Longevity Income ETF (formerly LifeX Income Fund 1949F)
LifeX 2050 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1950F)
LifeX 2050 Longevity Income ETF (formerly LifeX Income Fund 1950F)
LifeX 2051 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1951F)
LifeX 2051 Longevity Income ETF (formerly LifeX Income Fund 1951F)
LifeX 2052 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1952F)
LifeX 2052 Longevity Income ETF (formerly LifeX Income Fund 1952F)
LifeX 2053 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1953F)
LifeX 2053 Longevity Income ETF (formerly LifeX Income Fund 1953F)
LifeX 2054 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1954F)
LifeX 2054 Longevity Income ETF (formerly LifeX Income Fund 1954F)
LifeX 2055 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1955F)
LifeX 2055 Longevity Income ETF (formerly LifeX Income Fund 1955F)
LifeX 2056 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1956F)
LifeX 2056 Longevity Income ETF (formerly LifeX Income Fund 1956F)
LifeX 2057 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1957F)
LifeX 2057 Longevity Income ETF (formerly LifeX Income Fund 1957F)
LifeX 2058 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1958F)
LifeX 2058 Longevity Income ETF (formerly LifeX Income Fund 1958F)
LifeX 2059 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1959F)
LifeX 2059 Longevity Income ETF (formerly LifeX Income Fund 1959F)
LifeX 2060 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1960F)
LifeX 2060 Longevity Income ETF (formerly LifeX Income Fund 1960F)
LifeX 2061 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1961F)
LifeX 2061 Longevity Income ETF (formerly LifeX Income Fund 1961F)
LifeX 2062 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1962F)
LifeX 2062 Longevity Income ETF (formerly LifeX Income Fund 1962F)
LifeX 2063 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1963F)
LifeX 2063 Longevity Income ETF (formerly LifeX Income Fund 1963F)
LifeX Durable Income ETF (formerly LifeX Income Fund 1963M)